UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

       REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: December 31, 2012
                                                      ------------------

                 CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER:
                                                               -----------

                        THIS AMENDMENT (CHECK ONLY ONE):

                         [ ] is a restatement.

                         [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

     NAME:          Prescott General Partners LLC*
                    ------------------------------------------------------------
     ADDRESS:       2200 Butts Road, Suite 320    Boca Raton   FL      33431
                    ----------------------------- ------------ ------- ---------
                    (Street)                      (City)       (State) (Zip)

     FORM 13F FILE NUMBER:    028-14951

             The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

            NAME:       Scott J. Vassalluzzo
            TITLE:      Managing Member
            PHONE:      561-314-0800

SIGNATURE, PLACE, AND DATE OF SIGNING:

            /s/ Scott J. Vassalluzzo
--------------------------------------------------------------------------------
[Signature]

            Boca Raton, FL
--------------------------------------------------------------------------------
[City, State]

            February 14, 2013
--------------------------------------------------------------------------------
[Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:



NUMBER OF OTHER INCLUDED MANAGERS:                0
                                                  ----------
FORM 13F INFORMATION TABLE ENTRY TOTAL:           15
                                                  ----------
FORM 13F INFORMATION TABLE VALUE TOTAL:           $1,150,442 (thousands)
                                                  ----------

LIST OF OTHER INCLUDED MANAGERS: NONE

                           FORM 13F INFORMATION TABLE

                                                            VALUE     SHARES/   SH/ PUT/  INVSTMT   OTHER        VOTING AUTHORITY
   NAME OF ISSUER               TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED  NONE
   --------------               --------------   -----    --------    -------  ---  ----  -------  --------    ----    ------  ----
ALLIANCE DATA SYSTEMS CORP.      COMMON STOCK  018581108   64,643     446,550   SH          Sole      -        446,550
COPART, INC.                     COMMON STOCK  217204106   73,621   2,495,636   SH          Sole      -      2,495,636
CREDIT ACCEPTANCE CORP.          COMMON STOCK  225310101  308,885   3,037,811   SH          Sole      -      3,037,811
GAMESTOP CORP.                       CL A      36467W109   18,818     750,000   SH          Sole      -        750,000
GREEN MTN COFFEE ROASTERS, INC.  COMMON STOCK  393122106  127,348   3,080,500   SH          Sole      -      3,080,500
LIFE TIME FITNESS, INC.          COMMON STOCK  53217R207   57,893   1,176,450   SH          Sole      -      1,176,450
MARKET LEADER, INC.              COMMON STOCK  57056R103    1,789     273,158   SH          Sole      -        273,158
NEUSTAR INC.                         CL A      64126X201  128,162   3,056,575   SH          Sole      -      3,056,575
STRAYER EDUCATION INC.           COMMON STOCK  863236105    8,543     152,100   SH          Sole      -        152,100
SUPPORT.COM, INC.                COMMON STOCK  86858W101    8,724   2,092,070   SH          Sole      -      2,092,070
SYSTEMAX INC.                    COMMON STOCK  871851101   19,825   2,054,411   SH          Sole      -      2,054,411
TRACTOR SUPPLY CO.               COMMON STOCK  892356106   49,333     558,318   SH          Sole      -        558,318
U.S. AUTO PARTS NETWORK, INC.    COMMON STOCK  90343C100    1,171     640,000   SH          Sole      -        640,000
VISTAPRINT N.V.                      SHS       N93540107  143,868   4,378,200   SH          Sole      -      4,378,200
WORLD ACCEPTANCE CORP.           COMMON STOCK  981419104  137,820   1,848,441   SH          Sole      -      1,848,441